Segment Information Operating Results (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Amortization of intangible assets	$ 66.2	$ 62.1	$ 46.8
Net Premiums Written	$ (27,132.1)	$ (23,353.5)	$ (20,564.0)
Personal Lines Segment | Underwriting Operations | Operating Segments
Segment Reporting Information [Line Items]
Personal auto insurance percentage of the total personal lines segment net premiums earned	93.00%	92.00%	92.00%
Property Segment | Underwriting Operations | Operating Segments
Segment Reporting Information [Line Items]
Amortization of intangible assets	$ 66.2	$ 62.1	$ 46.8
Other Indemnity
Segment Reporting Information [Line Items]
Net Premiums Written	$ 0.0	$ 0.0	$ 0.4